Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Jun. 30, 2021
ASSETS
Cash	$ 12,990,659	$ 20,725,579
Trade receivables		116,417
Inventories	217,516	104,296
Loans due from third parties	28,236,812	17,015,958
Due from related parties	1,950,000
Other current assets	250,277	241,239
Assets of disposal group	3,084,938	16,729,113
Total current assets	46,730,202	54,932,602
Long-term investments	1,100,294	1,557,013
Goodwill	227,683
Property and equipment, net	2,619,696	758,302
Deposits for plant, property and equipment	63,683,597	9,635,239
Intangible assets	84,858	66,549
Right of use assets	120,043	183,908
Other noncurrent assets	8,291	20,827
Total Assets	114,574,664	67,154,440
LIABILITIES AND EQUITY
Trade payable	343,894	21,265
Unearned income	90,249	32,300
Other current liabilities	280,106
Lease liabilities, current	86,547	147,025
Warrants liabilities		65,581
Liabilities of disposal group	318,528	1,396,169
Total current liabilities	1,119,324	1,662,340
Lease liabilities, noncurrent	17,820	17,990
Total Liabilities	1,137,144	1,680,330
Shareholders’ Equity
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	155,247,484	80,917,821
Accumulated deficit	(42,739,335)	(18,413,627)
Accumulated other comprehensive loss	(3,333,800)	(2,781,485)
Total Bit Brother Ltd. Shareholders’ Equity	109,186,125	59,724,748
Non-controlling interests	4,251,395	5,749,362
Total Liabilities and Equity	114,574,664	67,154,440
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	11,678	2,039
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value	$ 98